IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of total amount of the impairment loss allocated to the carrying amounts of assets

	Property and equipment	Intangible assets	Goodwill	Other	Total impairment
2021
Kyrgyzstan	12	5	—	2	19
Russia	(7)	—	—	—	(7)
Other	8	—	—	—	8
	13	5	—	2	20
Additionally, in regard with the Company’s commitment to network modernization, the Company continuously re-evaluates the plans for its existing network, primarily with respect to equipment purchased but not installed, and consequently recorded an impairment loss of US$5.

	Property and equipment	Intangible assets	Goodwill	Other	Total impairment
2020
Russia	—	—	723	—	723
Kyrgyzstan	38	8	—	18	64
Other	5	—	—	(7)	(2)
	43	8	723	11	785

	Property and equipment	Intangible assets	Goodwill	Other	Total impairment
2019
Kyrgyzstan	33	3	54	—	90
Other	18	—	—	—	18
	51	3	54	—	108

Schedule of key assumptions used in fair value less costs of disposal calculations
The tables below show key assumptions used in fair value less costs of disposal calculations for CGUs with material goodwill or those CGUs for which an impairment has been recognized.
Discount rates
Discount rates are initially determined in US dollars based on the risk-free rate for 20-year maturity bonds of the United States Treasury, adjusted for a risk premium to reflect both the increased risk of investing in equities and the systematic risk of the specific CGU relative to the market as a whole.
The equity market risk premium is sourced from independent market analysts. The systematic risk, beta, represents the median of the raw betas of the entities comparable in size and geographic footprint with the ones of the Company (“Peer Group”). The debt risk premium is based on the median of Standard & Poor’s long-term credit rating of the Peer Group. The weighted average cost of capital is determined based on target debt-to-equity ratios representing the median historical five year capital structure for each entity from the Peer Group.
The discount rate in functional currency of a CGU is adjusted for the long-term inflation forecast of the respective country in which the business operates, as well as applicable country risk premium.

	Discount rate (local currency)
	2021	2020	2019

Russia	9.3%	10.1%	9.1%
Algeria**	—%	11.6%	10.4%
Pakistan	14.7%	18.2%	14.5%
Kazakhstan	9.4%	10.3%	9.2%
Kyrgyzstan *	—	—%	14.1%
Uzbekistan	11.8%	13.8%	14.5%

* In 2020, VEON fully impaired the carrying value of all operating assets of Kyrgyzstan, therefore discount rate was not determined
**In 2021 no parameters were estimated for Algeria as it was classified as held for sale and discontinued operation, please refer to Note 10
Revenue growth rates
The revenue growth rates during the forecast period vary based on numerous factors, including size of market, GDP (Gross Domestic Product), foreign currency projections, traffic growth, market share and others. A long‑term growth rate into perpetuity is estimated based on a percentage that is lower than or equal to the country long-term inflation forecast, depending on the CGU.

	Average annual revenue growth rate during forecast period			Terminal growth rate
	2021	2020	2019	2021	2020	2019

Russia	4.6%	4.3%	1.4%	1.6%	1.8%	1.6%
Algeria**	—%	4.3%	1.0%	—%	1.0%	1.0%
Pakistan	6.4%	9.7%	3.9%	5.5%	5.8%	2.7%
Kazakhstan	6.6%	5.3%	5.3%	1.0%	3.1%	3.3%
Kyrgyzstan *	—	—%	1.6%	—	—%	5.0%
Uzbekistan	3.7%	3.2%	4.1%	3.0%	5.1%	6.0%

* In 2020, VEON fully impaired the carrying value of all operating assets of Kyrgyzstan, therefore revenue growth rates were not determined
**In 2021 no parameters were estimated for Algeria as it was classified as held for sale and discontinued operation, please refer to Note 10
Operating margin
The Company estimates operating margin based on pre-IFRS 16 Adjusted EBITDA divided by Total Operating Revenue for each CGU and each future year. The forecasted operating margin is based on the budget and forecast calculations and assumes cost optimization initiatives which are part of on-going operations, as well as regulatory and technological changes known to date, such as telecommunication license issues and price regulation among others.

	Average operating margin during the forecast period			Terminal period operating margin
	2021	2020	2019	2021	2020	2019

Russia	33.1%	31.2%	34.7%	35.5%	35.7%	34.5%
Algeria**	—%	39.9%	42.6%	—%	40.4%	43.1%
Pakistan	43.4%	42.0%	47.3%	42.0%	44.6%	47.3%
Kazakhstan	48.8%	49.5%	49.9%	47.0%	50.0%	50.1%
Kyrgyzstan *	—	—%	31.4%	—	—%	33.0%
Uzbekistan	40.9%	34.0%	51.4%	34.0%	34.0%	52.4%

* In 2020, VEON fully impaired the carrying value of all operating assets of Kyrgyzstan, therefore operating margin assumptions were not determined
**In 2021 no parameters were estimated for Algeria as it was classified as held for sale and discontinued operation, please refer to Note 10

CAPEX
CAPEX is defined as purchases of property and equipment and intangible assets excluding licenses, goodwill and right-of-use assets. The cash flow forecasts for capital expenditures are based on the budget and forecast calculations and include the network roll-outs plans and license requirements.
The cash flow forecasts for license and spectrum payments for each operating company for the initial five years include amounts for expected renewals and newly available spectrum. Beyond that period, a long-run cost of spectrum is assumed. Payments for right-of-use assets are considered in the operating margin as described above.

	Average CAPEX as a percentage of revenue during the forecast period			Terminal period CAPEX as a percentage of revenue
	2021	2020	2019	2021	2020	2019

Russia	25.5%	27.9%	19.9%	21.0%	21.0%	18.5%
Algeria**	—%	15.2%	12.5%	—%	14.0%	12.0%
Pakistan	22.0%	19.6%	17.2%	20.0%	18.9%	17.1%
Kazakhstan	19.9%	19.8%	20.0%	20.0%	19.0%	19.5%
Kyrgyzstan *	—	—%	26.9%	—	—%	20.0%
Uzbekistan	20.2%	21.4%	19.4%	21.0%	21.0%	20.1%

* In 2020, VEON fully impaired the carrying value of all operating assets of Kyrgyzstan, therefore CAPEX assumptions were not determined
**In 2021 no parameters were estimated for Algeria as it was classified as held for sale and discontinued operation, please refer to Note 10